Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Deferred tax assets valuation allowance	$ 132,646,000	$ 119,349,000
Cumulative loss period	3 years
Deferred tax (liability) asset, net	(1,514,000)	4,575,000
Tax expense relating to the deferred tax liability	1,313,000	297,000
Uncertain tax liability	0	0
Unrecognized tax benefits	0	0
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	264,300,000
Federal [Member] | Expiry 2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	38,400,000
Net Operating Loss Carryforward Expiration Year	2030
Federal [Member] | Expiry 2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	112,500,000
Net Operating Loss Carryforward Expiration Year	2031
Federal [Member] | Expiry 2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	50,000,000
Net Operating Loss Carryforward Expiration Year	2032
Federal [Member] | Expiry 2033 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	25,700,000
Net Operating Loss Carryforward Expiration Year	2033
Federal [Member] | Expiry 2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	37,700,000
Net Operating Loss Carryforward Expiration Year	2034
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	326,500,000
State [Member] | Expiry 2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	74,700,000
State [Member] | Expiry 2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	109,800,000
State [Member] | Expiry 2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	45,200,000
State [Member] | Expiry 2033 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	22,300,000
State [Member] | Expiry 2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	34,100,000
State [Member] | Expiry 2015 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,000,000
State [Member] | Expiry 2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 37,430,000